NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS - Additional Information (Details)	1 Months Ended			9 Months Ended	12 Months Ended		13 Months Ended
	Jan. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2020 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2018 USD ($) loan	Feb. 28, 2019 USD ($)	Jul. 31, 2020 USD ($)
Debt Instrument [Line Items]
Principal amount				$ 954,559,000	$ 951,708,000		$ 475,304,000
Prepayment fee paid							3,085,000
Current portion of capital lease obligations				66,536,000	64,902,000		9,590,000
Long-term portions of capital lease obligations				$ 888,023,000	886,806,000		465,714,000
Term Loan Dues 2024
Debt Instrument [Line Items]
Principal amount					914,184,000		478,978,000
Undrawn amount			$ 80,000,000
Long term borrowing					$ 441,000,000
Amount of early principal payments required	$ 0	$ 0
Repayment of term loans			42,000,000
Term Loan Dues 2024 | Amber Road, Inc
Debt Instrument [Line Items]
Long term borrowing								$ 441,000,000
Increase in interest rate					0.75%
Amber Term Loan
Debt Instrument [Line Items]
Principal amount					$ 36,588,000
Amber Term Loan | Amber Road, Inc
Debt Instrument [Line Items]
Principal amount					$ 36,600,000
Interest rate (as percent)				2.25%	3.25%
Premiums				$ 0	$ 0
Debt Instrument, Penalties, Amount				$ 0	$ 0
Basis spread (as percent)				1.00%
Interest rate				2.25%	3.25%
Capital lease obligations
Debt Instrument [Line Items]
Principal amount					$ 6,057,000		7,289,000
Current portion of capital lease obligations					3,900,000		4,700,000
Long-term portions of capital lease obligations					$ 2,200,000		$ 2,600,000
Term Loan Due 2024 and Revolving Credit Facility
Debt Instrument [Line Items]
Principal balance			400,000,000
Repayment of credit facility			153,100,000
Prepayment fee paid			3,100,000
Write off of Deferred Debt Issuance Cost			1,500,000
Term Loan Due 2024 and Revolving Credit Facility | Amber Road, Inc
Debt Instrument [Line Items]
Interest rate (as percent)				6.75%	7.70%
Increase in interest rate				0.75%
Interest rate				6.75%	7.70%
Term Loan Due 2024 and Revolving Credit Facility | Amber Road, Inc | LIBOR
Debt Instrument [Line Items]
Basis spread (as percent)				5.75%	5.75%
Term Loan Due 2024 and Revolving Credit Facility | Amber Road, Inc | Base Rate
Debt Instrument [Line Items]
Basis spread (as percent)				4.75%	4.75%
2018 Term Loans
Debt Instrument [Line Items]
Premiums						$ 0
Debt Instrument, Penalties, Amount						$ 0
Number of term loans | loan						2
First Term Loans 2018
Debt Instrument [Line Items]
Principal balance						$ 18,900,000
Second Term Loans 2018
Debt Instrument [Line Items]
Principal balance						$ 23,100,000
Revolving Credit Facility
Debt Instrument [Line Items]
Principal amount					$ 15,000,000
Undrawn amount			30,000,000
Amount outstanding					$ 15,000,000
Revolving Credit Facility | Term Loan Due 2024 and Revolving Credit Facility
Debt Instrument [Line Items]
Principal balance			$ 153,100,000